LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2023
Long-Term Investments [Abstract]
LONG-TERM INVESTMENTS
6.
LONG-TERM INVESTMENTS

On January 5, 2021, Noble Fintech disposed its 6% of the equity interests in Aguila Information, S.A.P.I. de C.V. (“Aguila Information”) to a certain minority shareholder. Following the completion of the transaction, the equity interest of Aguila Information owned by the Group decreased from 51% to 45%. The Group thus deconsolidated Aguila Information and applied equity method to account for the investment in Aguila Information. For the years ended December 31, 2021 and 2022, the Group recognized the Group’s proportionate share of the equity investee’s net gain into earnings in the amount of RMB8,457 and RMB9,151 in accordance with ASC Topic 323. The Group received dividend return of the long-term equity investment of RMB2,586 in June 2021. As of December 31, 2021 and 2022, the balance of this investment was RMB5,819 and RMB15,078. As there was disagreement between the Group and Aguila Information on business strategy, the Group determined that this investment was not recoverable and full impairment amounted to RMB15,078 was provided in the year ended December 31, 2022.

In 2020, the Group, through its subsidiary, Geerong, and another independent purchaser entered into a share purchase agreement with China Smartpay Group Holdings Limited (“China Smartpay”), to acquire 35 ordinary shares of Keen Best Investment Limited (“Keen Best”), representing 35% equity interest in Keen Best, a wholly-owned subsidiary of China Smartpay for an amount of RMB91,957.

For the years ended December 31, 2021, 2022 and 2023, the Group recognized the Group’s proportionate share of the equity investee’s net loss into earnings in accordance with ASC Topic 323 in the amount of RMB806, RMB1,211 and RMB1,990, respectively. During the year ended December 31, 2023, the Group was no longer able to exert significant influence over Keen Best and reclassified the investment from equity method to measurement alternative, i.e. cost less impairment, plus or minus qualifying observable price changes. Considering the business forecast of the investee, the Group fully impaired this investment in 2023.

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LONG-TERM INVESTMENTS - continued

The Group purchased two convertible notes totaling RMB51,006 in 2022 and 2023 from PT Rumah Inovasi JET, which is entitled to certain redemption rights and conversion rights on or before the maturity date. The Group accounts for its investments in as “available-for-sale” and measured the fair value at each period end. The unrealized holding gains and losses for available-for-sale securities are reported in other comprehensive income until realized.

In 2023, the Group purchased 8% equity interest of Emprende Conmovi, S.A. DE C.V., Sofom, Enr, a Mexico Fintech company for consideration of US$0.5. During the year of 2023, the Group lent two loans of RMB44,709 with the annual interest rate of 10%. The Group does not have the ability to exert the significant influence the operations of this entity and accounts for this investment using measurement alternative, and loans at amortized cost, respectively.